Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Schedule of stock-based compensation expense

	Three months ended
	March 31,
	2021	2020
Secondary market transaction	$1,933	$—
Employee earnout restricted stock	12,373	—
Employee awards	2,529	672
Total operating expenses	$16,835	$672

	2020
	(as restated)	2019
Secondary market transaction	$1,616	$33,232
Employee awards	9,680	2,740
Total operating expenses	$11,296	$35,972

Schedule of stock option activity

			Weighted-
		Weighted-	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Balances as of January 1, 2020	7,428,682	$2.21	7.3	277
Options granted	2,202,417	4.23
Options exercised	(439,754)	2.02
Options forfeited	(323,840)	2.36
Options canceled or expired	(2,452,894)	2.41
Balances as of December 31, 2020	6,414,611	$2.85	7.8	$73,260
Exercisable at December 31, 2020	3,472,595	$2.30	7.0	$73,260

Schedule of fair value of assumptions

	2020	2019
Risk-free interest rate	0.3 – 0.6%	1.6 – 1.9%
Expected term (years)	5 – 6	3 – 6
Dividend yield	—	—
Volatility	59 – 60%	46 – 51%

Schedule of restricted stock activity

	Number of	Weighted
	Restricted	Average
	Stock Units	Fair Value
Balances as of January 1, 2020	—	$—
Granted	2,450,718	3.69
Canceled	(35,578)	3.44
Balances as of December 31, 2020	2,415,140	$3.64

Summary of the activity of restricted stock awards

Number of
Restricted
Stock Awards
Balances as of January 1, 2020	472,141
Shares granted	—
Shares vested	(305,379)
Shares forfeited	—
Balances as of December 31, 2020	166,762